Accounts Receivable - Trade - Schedule of Accounts Receivable (Details) (10-K) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable - trade	$ 7,731,766	$ 3,846,724	$ 3,562,832
Allowance for doubtful accounts	(254,094)	(200,874)	(453,059)
Allowance for sales returns and volume rebates	(851,692)	(555,918)	(165,819)
Accounts receivable - trade, net of allowances	$ 6,625,980	$ 3,089,932	$ 2,943,954	[1]

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis